GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) - Aimetis [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)	$ 1,981
Intangible assets	4,520
Adjustment to deferred revenue	671		$ 671
Deferred tax liabilities, net	(562)		(562)
Goodwill	7,859		$ 7,859
Total purchase price	14,469
Cash	$ 2,274